Significant Equity Transactions and Acquisitions - Summary of Allocation of the Purchase Price (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Identifiable liabilities assumed
Goodwill	¥ 50,411	$ 7,241	¥ 50,411
HB Micro Lending Company [Member]
Identifiable assets acquired
Identifiable intangible asset	63,760
Cash	50,068
Other asset	2,337
Identifiable liabilities assumed
Deferred tax liability	(15,940)
Other liability	(393)
Goodwill	50,411
Non-controlling interest	(60,097)
Total purchase price	¥ 90,146
Amortization years	Indefinite